Basis of preparation and accounting policies (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021		Dec. 31, 2020	[1]
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents	£ 87,985	£ 79,194	[1]	£ 83,940	[1]	£ 78,145
Increase due to changes in accounting policy required by IFRSs
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents		£ 2,815		£ 3,117

[1]	Restated, see page 53.